FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2017
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The tables below present information about the Company's financial assets and liabilities measured and recorded at fair value on a recurring basis and indicate the fair value hierarchy of the inputs utilized to determine the fair values as of December 31, 2016 and 2015.
We have elected to offset the fair value amounts recognized for multiple derivative contracts executed with the same counterparty; however, fair value amounts by hierarchy level are presented on a gross basis in the tables below. We have posted cash margin with various counterparties to support hedging and trading activities. The cash margin posted is required by counterparties as collateral deposits and cannot be offset against the fair value of open contracts except in the event of default. We have no derivative contracts that are subject to master netting arrangements that are reflected gross on the balance sheet.

	As of December 31, 2016
	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Gross Fair Value	Effect of Counter-party Netting	Net Carrying Value on Balance Sheet
Assets:
Money market funds	$342,837	$—	$—	$342,837	N/A	$342,837
Commodity contracts	948	35	—	983	(983)	—
Derivatives included with inventory intermediation agreement	—	6,058	—	6,058	—	6,058
Liabilities:
Commodity contracts	859	3,548	84	4,491	(983)	3,508
Catalyst lease obligations	—	45,969	—	45,969	—	45,969

	As of December 31, 2015
	Level 1	Level 2	Level 3	Total Gross Fair Value	Effect of Counter-party Netting	Net Carrying Value on Balance Sheet
Assets:
Money market funds	$631,280	$—	$—	$631,280	N/A	$631,280
Commodity contracts	63,810	31,256	3,543	98,609	(52,482)	46,127
Derivatives included with inventory intermediation arrangement	—	35,511	—	35,511	—	35,511
Liabilities:
Commodity contracts	49,960	2,522	—	52,482	(52,482)	—
Catalyst lease obligations	—	31,802	—	31,802	—	31,802

	As of June 30, 2017
	Fair Value Hierarchy			Total Gross Fair Value	Effect of Counter-party Netting	Net Carrying Value on Balance Sheet
	Level 1	Level 2	Level 3
Assets:
Money market funds	$14,284	$—	$—	$14,284	N/A	$14,284
Commodity contracts	32,291	1,041	—	33,332	(14,002)	19,330
Derivatives included with inventory intermediation agreement obligations	—	9,165	—	9,165	—	9,165
Liabilities:
Commodity contracts	9,720	4,282	—	14,002	(14,002)	—
Catalyst lease obligations	—	47,454	—	47,454	—	47,454

	As of December 31, 2016
	Fair Value Hierarchy			Total Gross Fair Value	Effect of Counter-party Netting	Net Carrying Value on Balance Sheet
	Level 1	Level 2	Level 3
Assets:
Money market funds	$342,837	$—	$—	$342,837	N/A	$342,837
Commodity contracts	948	35	—	983	(983)	—
Derivatives included with inventory intermediation agreement obligations	—	6,058	—	6,058	—	6,058
Liabilities:
Commodity contracts	859	3,548	84	4,491	(983)	3,508
Catalyst lease obligations	—	45,969	—	45,969	—	45,969

Schedule of Effect of Significant Unobservable Inputs
The table below summarizes the changes in fair value measurements of commodity contracts categorized in Level 3 of the fair value hierarchy:

	Year Ended December 31,
	2016	2015
Balance at beginning of period	$3,543	$1,521
Purchases	—	—
Settlements	(1,149)	(15,222)
Unrealized (gain) loss included in earnings	(2,478)	17,244
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance at end of period	$(84)	$3,543

The table below summarizes the changes in fair value measurements of commodity contracts categorized in Level 3 of the fair value hierarchy:

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
Balance at beginning of period	$—	$1,915	$(84)	$3,543
Purchases	—	—	—	—
Settlements	—	(746)	45	(1,003)
Unrealized gain (loss) included in earnings	—	(676)	39	(2,047)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance at end of period	$—	$493	$—	$493

Schedule of Fair value of Debt
The table below summarizes the fair value and carrying value as of December 31, 2016 and 2015.

	December 31, 2016		December 31, 2015
	Carrying value	Fair value	Carrying value	Fair value
Senior Secured Notes due 2020 (a)	$670,867	$696,098	$669,644	$706,246
Senior Secured Notes due 2023 (a)	500,000	498,801	500,000	492,452
Revolving Loan (b)	350,000	350,000	—	—
PBF Rail Term Loan (b)	35,000	35,000	—	—
Rail Facility (b)	—	—	67,491	67,491
Catalyst leases (c)	45,969	45,969	31,802	31,802
	1,601,836	1,625,868	1,268,937	1,297,991
Less - Current maturities	—	—	—	—
Less - Unamortized deferred financing costs	$25,277	n/a	$32,217	n/a
Long-term debt	$1,576,559	$1,625,868	$1,236,720	$1,297,991

(a) The estimated fair value, categorized as a Level 2 measurement, was calculated based on the present value of future expected payments utilizing implied current market interest rates based on quoted prices of the Senior Secured Notes.
(b) The estimated fair value approximates carrying value, categorized as a Level 2 measurement, as these borrowings bear interest based upon short-term floating market interest rates.
(c) Catalyst leases are valued using a market approach based upon commodity prices for similar instruments quoted in active markets and are categorized as a Level 2 measurement. The Company has elected the fair value option for accounting for its catalyst lease repurchase obligations as the Company's liability is directly impacted by the change in fair value of the underlying catalyst.
The table below summarizes the fair value and carrying value of debt as of June 30, 2017 and December 31, 2016.

	June 30, 2017		December 31, 2016
	Carrying value	Fair value	Carrying value	Fair value
Senior secured notes due 2020 (a)	$—	$—	$670,867	$696,098
Senior notes due 2023 (a) (d)	500,000	495,543	500,000	498,801
Senior notes due 2025 (a)	725,000	699,640	—	—
Revolving Loan (b)	350,000	350,000	350,000	350,000
PBF Rail Term Loan (b)	31,704	31,704	35,000	35,000
Catalyst leases (c)	47,454	47,454	45,969	45,969
	1,654,158	1,624,341	1,601,836	1,625,868
Less - Current maturities	—	—	—	—
Less - Unamortized deferred financing costs	27,415	n/a	25,277	n/a
Long-term debt	$1,626,743	$1,624,341	$1,576,559	$1,625,868